Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (283,345,000)	$ (43,425)	¥ (169,701,000)	¥ (138,161,000)
Adjustments to reconcile net loss to net cash (used in) generated from operating activities:
Depreciation and amortization	410,694,000	62,942	241,175,000	88,630,000
Non-cash expense relating to prepaid land use rights	2,860,000	438	1,249,000
Share-based compensation	349,846,000	53,616	63,746,000
Impairment of goodwill	0		0	21,598,000
Loss (gain) on disposal of long-lived assets	(6,528,000)	(1,000)	47,000
Allowance for doubtful accounts	3,850,000	590	5,265,000	80,000
Deferred income taxes	7,375,000	1,130	(2,373,000)	(3,314,000)
Changes in fair value of financial instruments	12,717,000	1,949	11,189,000	(2,643,000)
Foreign exchange (gain) loss	3,548,000	544	2,438,000	(808,000)
Loss on debt extinguishment			4,567,000
Amortization of debt issuance cost	33,455,000	5,127	10,887,000	1,027,000
Changes in operating assets and liabilities:
Accounts receivable	(121,890,000)	(18,680)	(160,595,000)	4,003,000
Amount due from related parties	88,887,000	13,623	(420,000)
Value added taxes recoverable	6,900,000	1,057	(11,482,000)
Prepayments and other current assets	(38,934,000)	(5,967)	(11,225,000)	12,587,000
Operating lease right-of-use assets	10,800,000	1,655	(7,065,000)	401,000
Other non-current assets	(3,510,000)	(538)	12,797,000	(1,475,000)
Accounts payable	21,236,000	3,255	46,274,000	(20,424,000)
Income taxes payable	28,622,000	4,387	(1,007,000)	(201,000)
Amount due to related parties	(61,740,000)	(9,462)	(32,578,000)	191,000
Accrued expenses and other current liabilities	69,142,000	10,596	29,988,000	7,855,000
Operating lease liabilities	(10,854,000)	(1,663)	5,510,000	(258,000)
Other non-current liabilities	141,779,000	21,728	1,481,000	5,311,000
Net cash (used in) generated from operating activities	664,910,000	101,902	40,167,000	(25,601,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment and intangible assets, net of proceeds from sale of property and equipment	(2,424,647,000)	(371,593)	(1,611,253,000)	(1,052,317,000)
Purchase of land use rights	(287,630,000)	(44,081)	(30,346,000)
Cash paid for business combination, net of cash acquired	(22,992,000)	(3,524)	(1,879,040,000)
Cash paid for equity method investment	(34,000,000)	(5,211)
Net cash used in investing activities	(2,769,269,000)	(424,409)	(3,520,639,000)	(1,052,317,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of ordinary shares	1,810,200,000	277,425	2,274,133,000	866,323,000
Proceeds from IPO and concurrent private placements, net of issuance cost	4,871,804,000	746,637
Principal portion of finance lease payments	(18,441,000)	(2,826)	(11,105,000)	(75,851,000)
Proceeds from short-term bank loans	68,971,000	10,570	15,000,000
Proceeds from long-term bank loans	1,743,315,000	267,175	2,408,457,000	407,247,000
Payment of debt issuance cost	(47,128,000)	(7,223)	(68,897,000)	(10,785,000)
Contribution from non-controlling interests of a subsidiary			300,000,000
Repayment of short-term bank loans	(15,000,000)	(2,299)
Repayment of long-term bank loans	(224,919,000)	(34,470)	(461,260,000)	(9,562,000)
Net cash generated from financing activities	8,188,802,000	1,254,989	4,456,328,000	1,177,372,000
Exchange rate effect on cash, cash equivalents and restricted cash	(292,820,000)	(44,877)	(719,000)	19,891,000
Net increase in cash, cash equivalents, and restricted cash	5,791,623,000	887,605	975,137,000	119,345,000
Cash, cash equivalents and restricted cash at beginning of year	1,119,840,000	171,623	144,703,000	25,358,000
Cash, cash equivalents and restricted cash at end of year	6,911,463,000	1,059,228	1,119,840,000	144,703,000
Supplemental disclosures of cash flow information:
Cash and cash equivalents	6,705,612,000	1,027,680	1,038,897,000	104,207,000
Restricted cash	205,851,000	31,548	80,943,000	40,496,000
Interest expense paid	197,581,000	30,281	83,872,000	14,295,000
Income taxes paid	27,774,000	4,257	1,020,000	206,000
Supplemental disclosures of non-cash information:
Purchase of property and equipment included in accounts payable	¥ 1,121,253,000	$ 171,840	524,843,000	¥ 9,086,000
Purchase of non-controlling interests through issuance of ordinary shares			¥ 304,742,000